Employee Benefit Plans (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
United States Pension Plans of US Entity, Defined Benefit [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	$ 6,310	$ 5,684
Purchases, Sales, Issuances and Settlements	0	0
Fair value of plan assets at end of year	7,108	6,310
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	1,185	1,106
Purchases, Sales, Issuances and Settlements	0	0
Fair value of plan assets at end of year	1,240	1,185
Foreign Pension Plans, Defined Benefit [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	178	86
Purchases, Sales, Issuances and Settlements	(4)	97
Fair value of plan assets at end of year	185	178
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at end of year	780	766
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	49	68	57
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	(5)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	(4)	7	21
Purchases	0
Sales	(13)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(17)	(3)
Transfers Into Level 3	0	4
Transfers Out of Level 3	0	(13)
Transfers Into and/or Out of Level 3			(2)
Fair value of plan assets at end of year	32	49	68
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Foreign government debt securities [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	4	5	4
Net Investment Income	0	0	0
Net Investment Gains (Losses)	0	0	(1)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	(1)	1	5
Purchases	2
Sales	0
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(2)	(3)
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Fair value of plan assets at end of year	5	4	5
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Common Stock-domestic [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	240	241	460
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(59)	0	0
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	118	(2)	(232)
Purchases	7
Sales	(100)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		1	13
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Fair value of plan assets at end of year	206	240	241
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Pass-through securities [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	2	69	80
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(1)	(11)	(2)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	1	14	8
Purchases	1
Sales	(2)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(71)	(24)
Transfers Into Level 3	1	2
Transfers Out of Level 3	0	(1)
Transfers Into and/or Out of Level 3			7
Fair value of plan assets at end of year	2	2	69
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Other invested assets [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	471	373	392
Net Investment Income	0	0	0
Net Investment Gains (Losses)	85	78	4
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	45	(4)	(59)
Purchases	97
Sales	(167)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		24	36
Transfers Into Level 3	0	0
Transfers Out of Level 3	0	0
Transfers Into and/or Out of Level 3			0
Fair value of plan assets at end of year	531	471	373
Significant Unobservable Inputs (Level 3) [Member] | United States Pension Plans of US Entity, Defined Benefit [Member] | Derivatives [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	0		40
Net Investment Income	0		0
Net Investment Gains (Losses)	2		36
Net Derivative Gains (Losses)	0		0
Other Revenues	0		0
Policyholder Benefits and Claims	0		0
Other Expenses	0		0
Other Comprehensive Income (Loss)	4		(39)
Purchases	0
Sales	(2)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements			(37)
Transfers Into Level 3	0
Transfers Out of Level 3	0
Transfers Into and/or Out of Level 3			0
Fair value of plan assets at end of year	4		0
Significant Unobservable Inputs (Level 3) [Member] | United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at end of year	11	11
Significant Unobservable Inputs (Level 3) [Member] | United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Corporate fixed maturity securities [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	4	0
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	0	1
Purchases	0
Sales	0
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		0
Transfers Into Level 3	0	3
Transfers Out of Level 3	0	0
Fair value of plan assets at end of year	4	4
Significant Unobservable Inputs (Level 3) [Member] | United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | State and political subdivision securities [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	1	0
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	0
Sales	0
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		0
Transfers Into Level 3	0	1
Transfers Out of Level 3	0	0
Fair value of plan assets at end of year	1	1
Significant Unobservable Inputs (Level 3) [Member] | United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Pass-through securities [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	6	9	13
Net Investment Income	0	0	0
Net Investment Gains (Losses)	(1)	(4)	(17)
Net Derivative Gains (Losses)	0	0	0
Other Revenues	0	0	0
Policyholder Benefits and Claims	0	0	0
Other Expenses	0	0	0
Other Comprehensive Income (Loss)	1	1	17
Purchases	0
Sales	(1)
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(1)	(4)
Transfers Into Level 3	1	1
Transfers Out of Level 3	(1)	0
Transfers Into and/or Out of Level 3			0
Fair value of plan assets at end of year	5	6	9
Significant Unobservable Inputs (Level 3) [Member] | United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member] | Derivatives [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	0
Net Investment Income	0
Net Investment Gains (Losses)	0
Net Derivative Gains (Losses)	0
Other Revenues	0
Policyholder Benefits and Claims	0
Other Expenses	0
Other Comprehensive Income (Loss)	1
Purchases	0
Sales	0
Issuances	0
Settlements	0
Transfers Into Level 3	0
Transfers Out of Level 3	0
Fair value of plan assets at end of year	1
Significant Unobservable Inputs (Level 3) [Member] | Foreign Pension Plans, Defined Benefit [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at end of year	21	19
Significant Unobservable Inputs (Level 3) [Member] | Foreign Pension Plans, Defined Benefit [Member] | Derivatives [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	11	0
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	3
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	2	(3)
Purchases	0
Sales	0
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		(1)
Transfers Into Level 3	0	12
Transfers Out of Level 3	0	0
Fair value of plan assets at end of year	13	11
Significant Unobservable Inputs (Level 3) [Member] | Foreign Pension Plans, Defined Benefit [Member] | Real Estate [Member]
Rollforward fair value measurement using significant unobservable outputs (level 3)
Fair value of plan assets at beginning of year	8	0
Net Investment Income	0	0
Net Investment Gains (Losses)	0	0
Net Derivative Gains (Losses)	0	0
Other Revenues	0	0
Policyholder Benefits and Claims	0	0
Other Expenses	0	0
Other Comprehensive Income (Loss)	0	0
Purchases	0
Sales	0
Issuances	0
Settlements	0
Purchases, Sales, Issuances and Settlements		0
Transfers Into Level 3	0	8
Transfers Out of Level 3	0	0
Fair value of plan assets at end of year	$ 8	$ 8